Costs And Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Information about Expense by Nature
For the years ended December 31, the detail of this item is as follows:

	Cost of goods and services	Administrative expenses	Total
2017
Services provided by third-parties	1,268,665	104,950	1,373,615
Salaries, wages and fringe benefits (i)	919,409	134,695	1,054,104
Purchase of goods	856,745	140	856,885
Other management charges	235,102	48,057	283,159
Depreciation	103,566	5,776	109,342
Amortization	67,381	3,002	70,383
Impairment of inventories	40,592	—	40,592
Impairment of property, plant and equipment	11,928	20	11,948
Taxes	7,470	7,408	14,878
Impairment of accounts receivable (ii)	703	18,406	19,109

	3,511,561	322,454	3,834,015

	Cost of goods and services	Administrative expenses	Total
2018
Services provided by third-parties	1,064,687	98,060	1,162,747
Salaries, wages and fringe benefits (i)	817,392	105,505	922,897
Purchase of goods	755,209	—	755,209
Other management charges	375,308	43,533	418,841
Amortization	98,318	4,856	103,174
Depreciation	81,199	5,135	86,334
Impairment of accounts receivable (ii)	45,658	19,418	65,076
Taxes	8,727	1,926	10,653
Impairment of property, plant and equipment	5,468	—	5,468
Inventory recovery	(26,993)	—	(26,993)

	3,224,973	278,433	3,503,406

	Cost of goods and services	Administrative expenses	Total
2019
Services provided by third-parties	1,450,577	58,728	1,509,305
Salaries, wages and fringe benefits (i)	951,455	117,426	1,068,881
Purchase of goods	855,743	—	855,743
Other management charges	174,678	27,708	202,386
Amortization	99,589	5,689	105,278
Depreciation	95,445	1,907	97,352
Impairment of accounts receivable (ii)	4,900	—	4,900
Taxes	6,941	2,450	9,391
Impairment of property, plant and equipment	3,907	—	3,907
Impairment of investments	255	—	255
Inventory recovery	(249)	—	(249)

	3,643,241	213,908	3,857,149

Summary of Salaries, Wages and Fringe Benefits
(i)	For the years ended on December 31, salaries, wages and fringe benefits comprise the following:

	2017	2018	2019
Salaries	747,195	629,641	786,346
Statutory gratification	106,797	80,697	88,369
Social contributions	76,330	73,297	61,533
Employee’s severance indemnities	43,399	50,852	49,944
Vacations	33,603	39,221	39,298
Workers’ profit sharing (Note 25)	9,777	7,862	6,340
Others	37,003	41,327	37,051

	1,054,104	922,897	1,068,881

Summary of impairment of accounts receivable
(ii)	For the years ended December 31, the impairment of accounts receivable includes the following:

	2017	2018	2019
Trade accounts receivables	724	3,065	955
Other accounts receivable	—	44,252	2,421
Accounts receivable from related parties	18,385	17,759	1,524

	19,109	65,076	4,900